Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Goodwill And Intangible Assets
15	GOODWILL AND INTANGIBLE ASSETS

	Goodwill	Customer relationships	Total
	S$’000	S$’000	S$’000
Cost:
At January 1, 2022	—	—	—
Recognition on acquisition of subsidiary	1,057	1,867	2,924

At December 31, 2022 and 2023	1,057	1,867	2,924
Accumulated amortization:
At January 1, 2022 and December 31, 2022	—	—	—
Amortization for the year	—	(218)	(218)

At December 31, 2023	—	(218)	(218)

Carrying amount:
At December 31, 2022	1,057	1,867	2,924

At December 31, 2023	1,057	1,649	2,706

Goodwill of S$1,057,000 arose when TDCX (HK) Limited was acquired by the Group in October 2022.
The Group tests goodwill annually for impairment, or more frequently if there are indications that goodwill might be impaired.
The goodwill was allocated to TDCX HK as a cash-generating unit (“CGU”). The recoverable amount of TDCX HK as a cash-generating unit was determined based on a value in use calculation which used a five-year cash flow projection. Management estimated discount rates that reflect current market assessments of the time value of money and the risks specific to the CGU. The pre-tax

discount

rate used to discount the forecast cash flows was 13.6% (2022:

12.3
%
)
.
The key assumptions used by management in preparing the cash flow projection for the initial five-year period were as follows:

-	Forecast sales growth rates
Forecast sales growth rates between 5% and 11% (2022:

7.0
% and
9.5
%
)
applied are based on past experience adjusted for sales/market trends and the strategic decisions for TDCX HK.

-	Operating profits
Operating profits are forecast based on historical experience of operating margins, adjusted for the impact of changes in operating expenses. Operating margins between -1% and 11.4%
(2022: 2.5% and 6.3%)
were applied.
Cash flows beyond that five-year period have been extrapolated using a steady

3% (2022:
 5
%)

per annum growth rate. This growth rate does not exceed

the long-term average growth rate for the industry.
The steady growth rate of 3% (2022:
5
%)

was estimated based on past performance of the cash-generating unit and expectations of the industry.
Sensitivity analysis
The Group has conducted an analysis of the sensitivity of the impairment test to changes in the key assumptions used to determine the recoverable amount for the CGU to which goodwill is allocated. The management believes that any reasonably possible change in the key assumptions on which the recoverable amount of the TDCX HK CGU is based would not cause the aggregate carrying amount to exceed the aggregate recoverable amount of the related CGU.